Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2010
Asset Retirement Obligations Noncurrent [Abstract]
Asset Retirement Obligations Noncurrent [Text Block]
While the ultimate amount of rehabilitation is uncertain, the Company has estimated that the total cost for mine rehabilitation and closure, on an undiscounted basis, will be $2,512 million which includes a total estimated liability of $54 million in respect of equity accounted joint ventures. AngloGold Ashanti USA has posted reclamation bonds with various federal and governmental agencies to cover environmental rehabilitation obligations. Refer to Note 21.

The Company intends to finance the ultimate rehabilitation costs from the monies invested with the rehabilitation trust fund, the environmental protection bond as well as the proceeds on sale of assets and gold from plant clean-up at the time of mine closure.

Accrual For Environmental Loss Contingencies Gross [Text Block]
20.	PROVISION FOR ENVIRONMENTAL REHABILITATION

		2010	2009
		$	$

	Accrued environmental rehabilitation costs	530	385